NET LOSS PER SHARE - Weighted-average outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	100,013,727	97,350,560	96,646,298	286,484,598
Founders Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive				484,912
Series A-1 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	3,654,873		10,902,511
Series A-2 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	5,372,703		16,026,810
Series A-3 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	2,485,296		7,413,655
Series A-4 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	590,688		1,762,026
Series A-5 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	2,680,236		7,995,163
Series A-6 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	3,647,817		10,881,463
Series A-7 Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	15,139,917		45,162,477
Series B convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	32,834,601		97,945,841
Series C convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	0	20,949,454		62,492,365
Options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	21,479,632	8,975,275	17,675,097	25,417,375
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	23,153,266	857,142	23,153,267
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive			9,621,113
Common stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	1,347,848	0	1,481,065
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	44,715,756	0	44,715,756